Subsequent Events (Details) - Installment 4 - FY 2019 - Subsequent Event $ / shares in Units, $ in Thousands	1 Months Ended
Jan. 30, 2020 USD ($) $ / shares
Subsequent Event [Line Items]
Declaration date	Jan. 31, 2020
Cash distribution declared per unit | $ / shares	$ 0.3
Distribution date	Feb. 13, 2020
Date of record	Feb. 11, 2020
Aggregate amount of cash distributions paid | $	$ 3,366